Risk/Return Detail Data - FidelityAdvisorLimitedTermBondFund-AMCIZPRO	Dec. 01, 2023
Risk/Return:
Registrant Name	Fidelity Advisor Series II
FidelityAdvisorLimitedTermBondFund-AMCIZPRO | Fidelity Advisor Limited Term Bond Fund
Risk/Return:
Supplement to Prospectus [Text Block]	Supplement to the Fidelity Advisor® Limited Term Bond Fund Class A, Class M, Class C, Class I, and Class Z October 30, 2023 Prospectus
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in debt securities of all types and repurchase agreements for those securities.Allocating the fund's assets across investment-grade, high yield, and emerging markets debt securities. Using the Fidelity Limited Term Composite Index℠ as a guide in allocating assets across the investment-grade and high yield asset classes. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Investing up to 20% of assets in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds).Normally maintaining a dollar-weighted average maturity between two and five years.Managing the fund to have similar overall interest rate risk to the index.Investing in domestic and foreign issuers.Allocating assets across different asset classes, market sectors, and maturities.Analyzing the credit quality of the issuer, the issuer's potential for success, the credit, currency, and economic risks of the security and its issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure.Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk Narrative [Text Block]	Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Foreign exchange rates also can be extremely volatile.